Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit		$ 2,126	$ 61,753
Impairment profit and reversals from impairment losses in accordance with IFRS 9	$ 242,372	279,125	122,501
Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(211,536)	(159,250)	(7,830)
Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	30,836	119,875	114,671
Property, Plant and Equipment, Net [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit		(1,307)	66,987
Assets and Liabilities Classified as Held for Distribution To Owners
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit		3,433	(5,234)
Generation [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit		(1,307)	66,987
Impairment profit and reversals from impairment losses in accordance with IFRS 9	934	(645)	4,998
Generation [Member] | Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(349)	645	(4,462)
Generation [Member] | Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	585		536
Generation [Member] | Property, Plant and Equipment, Net [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit		(1,307)	66,987
Distribution [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit		3,433	(5,234)
Impairment profit and reversals from impairment losses in accordance with IFRS 9	241,540	279,234	116,704
Distribution [Member] | Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(211,289)	(159,909)	(110,209)
Distribution [Member] | Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	30,251	119,325	6,495
Distribution [Member] | Property, Plant and Equipment, Net [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit		9
Distribution [Member] | Assets and Liabilities Classified as Held for Distribution To Owners
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit		3,433	(5,234)
Other [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(102)	536	799
Other [Member] | Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	$ 102	14
Other [Member] | Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9		$ 550	$ 799